Property, Plant and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Oil And Gas Property [Abstract]
Summary of Oil and Natural Gas Property Costs Not Being Amortized

The following table sets forth a summary of the Company’s oil and natural gas property costs not being amortized at December 31, 2017, by the year in which such costs were incurred (in thousands):

		Year Ended December 31,
	Total	2017	2016	2015	2014 and Prior
Acquisition	$23,871	$—	$3,845	$4,089	$15,937
Exploration	48,131	27,137	7,174	2,621	11,199

Total unproved properties, not subject to amortization	$72,002	$27,137	$11,019	$6,710	$27,136

Schedule of Asset Retirement Obligations

The discounted asset retirement obligations included on the condensed consolidated balance sheets in current and non-current liabilities and the changes to that liability during the six months ended June 30, 2018 were as follows (in thousands):

Asset retirement obligations at January 1, 2018	$214,733
Fair value of asset retirement obligations assumed	220,637
Obligations settled	(43,896)
Accretion expense	14,252
Obligations incurred	120
Changes in estimate	8,532

Asset retirement obligations at June 30, 2018	$414,378
Less: Current portion	94,334

Long-term portion	$320,044

The discounted asset retirement obligations included in the consolidated balance sheets in current and non-current liabilities, and the changes in that liability during the each of the years ended December 31, were as follows (in thousands):

	Year Ended December 31,
	2017	2016
Asset retirement obligations at January 1	$220,049	$226,690
Fair value of asset retirement obligations acquired	699	6,445
Obligations settled	(32,573)	(23,689)
Accretion expense	19,295	21,829
Obligations incurred	4,213	1,014
Changes in estimate(1)	3,050	(12,240)

Asset retirement obligations at December 31	$214,733	$220,049
Less: Current portion at December 31	(39,741)	(33,556)

Noncurrent portion at December 31	$174,992	$186,493

(1)	The reduction during the year ended December 31, 2016 was primarily attributable to a reduction in service costs.